INCOME TAXES - Reconciliation of Statutory Tax Rate to Effective Tax Rate (Details) - GBP (£)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Income Tax Disclosure [Abstract]
Income tax (provision) / benefit 0%	£ 0	£ 0
United Kingdom (profit) / loss	291,187	71,028
Deferred tax asset valuation allowance	(291,187)	(71,028)
Income tax expense	£ 0	£ 0